Long Term Rehabilitation Provision (Tables)	12 Months Ended
Dec. 31, 2023
Long Term Rehabilitation Provision [Abstract]
Schedule of Long Term Rehabilitation Provision
	December 31, 2023	December 31, 2022
	$	$
Asset retirement obligation provision	—	303,000